Risk management and concentrations of risk	12 Months Ended
Dec. 31, 2015
Risks and Uncertainties [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
20. Risk management and concentrations of risk

Derivative instruments can be used in accordance with the overall risk management policy.

Foreign exchange risk

All financing, interest expenses from financing and most of the Partnership’s revenue and expenditures for newbuildings are denominated in U.S. dollars. Certain operating expenses can be denominated in currencies other than U.S. dollars. For the years ended December 31, 2015, 2014 and 2013, no derivative financial instruments have been used to manage foreign exchange risk. For the year ended December 31, 2015, the revenues from the Höegh Gallant were denominated 90% in U.S. dollars and 10% in Egyptian pounds. A limited amount of operating expenses was also denominated in Egyptian pounds. Due to restrictions in Egypt, exchangeability between Egyptian pounds and other currencies was more than temporarily lacking during 2015. There is only one official published rate for the Egyptian pound which is applied in the Partnership’s consolidated and combined carve-out financial statements for revenues, expenses, assets and liabilities as required by US GAAP guidance. Egyptian authorities set the official published rates which are subject to devaluation. The Partnership classifies cash in Egyptian pounds in excess of working capital needs in Egyptian pounds as long-term restricted cash. As of December 31, 2015, long-term restricted cash in Egyptian pounds was $0.4 million. Monetary assets denominated in Egyptian pounds are subject to devaluation risk. On March 14, 2016, the Egyptian authorities devaluated the Egyptian pounds to U.S. dollar by approximately 14%. Based on the outstanding balances of monetary assets and liabilities as of December 31, 2015, a 15% reduction in the Egyptian pound to U.S. dollar rate would result in a foreign exchange loss of approximately $0.1 million.

Interest rate risk

Interest rate swaps are utilized to exchange a receipt of floating interest for a payment of fixed interest to reduce the exposure to interest rate variability on its outstanding floating-rate debt. As of December 31, 2015, there are interest rate swap agreements on the Lampung and Gallant facilities’ floating rate debt that are designated as cash flow hedges for accounting purposes. As of December 31, 2014, the interest rate swap agreements on the Lampung facility floating rate debt were designated as cash flow hedges. As of December 31, 2015, the following interest rate swap agreements were outstanding:

			Fair
			value		Fixed
	Interest		carrying		interest
	rate	Notional	amount		rate
(in thousands of U.S. dollars)	index	amount	liability	Term	(1)
LIBOR-based debt
Lampung interest rate swaps (2)	LIBOR	$193,272	(8,704)	Sept 2026	2.8%
Gallant interest rate swaps (2)	LIBOR	$143,812	(2,063)	Sept 2019	1.9%

1) Excludes the margins paid on the floating-rate debt.
2) All interest rate swaps are U.S. dollar denominated and principal amount reduces quarterly.

The Borrower under the Lampung facility entered five forward starting swap agreements with identical terms for a total notional amount of $237.1 million with an effective date of March 17, 2014. The swaps amortize over 12 years to match the outstanding balance of the Lampung facility and exchange 3 month USD LIBOR variable interest payments for fixed rate payments at 2.8%. The interest rate swaps were designated for accounting purposes as cash flow hedges of the variable interest for $237.1 million of the Lampung facility. As of December 29, 2014, a prepayment of $7.9 million on the Lampung facility occurred. The notional amount of the interest rate swaps was higher than the outstanding balance on the Lampung facility. Therefore, it was decided that the amount of the over hedge of the interest rate swaps would be settled with a cash payment of $1.1 million. This resulted in the amendment of the original interest rate swaps and the hedge was de-designated for accounting purposes. The effective date of the settlement was December 29, 2014. The other terms of the interest rate swaps did not change but the nominal amount of the interest rate swap were reduced to match the outstanding debt. The amended interest rate swaps were re-designated as a cash flow hedge for accounting purposes.

As of October 1, 2015, the Partnership acquired the entity owning the Höegh Gallant which has outstanding debt under the Gallant facility and three associated interest rate swap agreements with a total notional amount of $146.3 million. The swaps amortize to match the debt amortization of the Gallant facility until the repayment date in September, 2019. The swaps exchange 3 month USD LIBOR variable interest payments for fixed rate payments ranging from 1.9105% to 1.9145%. As of the acquisition date of October 1, 2015, the interest rate swaps were designated for accounting purposes as cash flow hedges of the variable interest for $146.3 million of the commercial tranches of the Gallant facility.

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the consolidated and combined carve-out balance sheets.

	Current	Long-term
	liabilities:	liabilities:
	derivative	derivative
	financial	financial
(in thousands of U.S. dollars)	instruments	instruments
As of December 31, 2015
Interest rate swaps	$(4,912)	$(5,855)
As of December 31, 2014
Interest rate swaps	$(4,676)	$(4,544)

The following effects of cash flow hedges relating to interest rate swaps are included in gain (loss) on derivative financial instruments in the consolidated and combined carve-out statements of income for the year ended December 31, 2015 and 2014. There were no realized or unrealized gains or losses on derivative financial instruments for the years ended December 31, 2013.

	Year ended December 31, 2015
	Realized	Unrealized
	gains	gains
(in thousands of U.S. dollars)	(losses)	(losses)	Total
Interest rate swaps:
Ineffective portion of cash flow hedge	$—	(84)	$(84)
Amortization of amount excluded from hedge effectiveness	—	1,888	1,888
Reclassification from accumulated other comprehensive income	—	(855)	(855)
Gain on derivative financial instruments	$—	949	$949

	Year ended December 31, 2014
	Realized	Unrealized
	gains	gains
(in thousands of U.S. dollars)	(losses)	(losses)	Total
Interest rate swaps:
Ineffective portion of cash flow hedge	$—	(145)	$(145)
Amortization of amount excluded from hedge effectiveness	—	(11)	(11)
Reclassification from accumulated other comprehensive income	—	(5)	(5)
Loss on derivative financial instruments	$—	(161)	$(161)

The effect of cash flow hedges relating to interest rate swaps and the related tax effects on other comprehensive income included in the consolidated and combined carve-out statements of other comprehensive income and changes in accumulated other comprehensive income (“OCI”) in the consolidated and combined carve-out statements of changes in partner’s capital/ owner’s equity is as follows for the year ended and as of December 31, 2015 and 2014.

	Cash Flow Hedge
(in thousands of U.S. dollars)	Before tax gains (losses)	Tax benefit (expense)	Net of tax	Accumulated OCI
Balance as of December 31, 2013	$—	—	—	$—
Effective portion of unrealized loss on cash flow hedge	(10,164)	1,984	(8,180)	(8,180)
Reclassification of amortization of cash flow hedge to earnings	5	—	5	5
Other comprehensive income for period	$(10,159)	1,984	(8,175)
Balance as of December 31, 2014				$(8,175)

Balance as of December 31, 2014	$(10,159)	1,984	(8,175)	$(8,175)
Effective portion of unrealized loss on cash flow hedge	474	—	474	474
Reclassification of amortization of cash flow hedge to earnings	855	(395)	460	460
Other comprehensive income for period	$1,329	(395)	934
Balance as of December 31, 2015				$(7,241)

Refer to note 9 for additional information on the tax effects included in other comprehensive income.

As of December 31, 2015, the estimated amounts to be reclassified from accumulated other comprehensive income to earnings during the next twelve months is $855 for amortization of accumulated other comprehensive income for losses on the de-designated interest rate swap.

Credit risk

Credit risk is the exposure to credit loss in the event of non-performance by the counterparties related to cash and cash equivalents, restricted cash, trade receivables and interest rate swap agreements. In order to minimize counterparty risk, bank relationships are established with counterparties with acceptable credit ratings at the time of the transactions. Credit risk related to receivables is limited by performing ongoing credit evaluations of the customers’ financial condition. In addition, Höegh LNG guarantees the payment of the Höegh Gallant time charter hire by EgyptCo under certain circumstances.

Concentrations of risk

Financial instruments, which potentially subject the Partnership to significant concentrations of credit risk, consist principally of cash and cash equivalents, restricted cash, trade receivables and derivative contracts (interest rate swaps). The maximum exposure to loss due to credit risk is the book value at the balance sheet date. The Partnership does not have a policy of requiring collateral or security. Cash and cash equivalents and restricted cash are placed with qualified financial institutions. Periodic evaluations are performed of the relative credit standing of those financial institutions. In addition, exposure is limited by diversifying among counterparties. There are two charterers so there is a concentration of risk related to trade receivables. Credit risk related to trade receivables is limited by performing ongoing credit evaluations of the customer’s financial condition. In addition, Höegh LNG guarantees the payment of the Höegh Gallant time charter hire by EgyptCo under certain circumstances. No allowance for doubtful accounts was recorded for the year ended December 31, 2015 or 2014. While the maximum exposure to loss due to credit risk is the book value of trade receivables at the balance sheet date, should the time charter for PGN FSRU Lampung terminate prematurely, there could be delays in obtaining a new time charter and the rates could be lower depending upon the prevailing market conditions.